Schedule of Future Commitments and Sublease Income (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 584	$ 565
2025	393	541
2026	44	349
Thereafter
Total future minimum lease payments	1,193	1,455
Less imputed interest	(76)	(109)
Total lease liability	1,117	$ 1,346	$ 1,800
2023	171
2027	$ 1